Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Board of Directors Oversight [Text Block]	ITEM 16K. CYBERSECURITY
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have developed and implemented a cybersecurity risk management policy (or this “Policy”) designed to protect the confidentiality, integrity, and availability of our critical systems and information.

Cybersecurity Risk Management and Strategy

The audit committee of our board of directors will oversee this Policy and will be responsible for the implementation of the Company’s oversight, programs, procedures, and policies related to cybersecurity, cybersecurity risks, information security, and data privacy.

Management shall report to the audit committee on the Company’s and its subsidiaries’ strategy, risks, metrics and operations relating to cybersecurity and information security matters, including significant cybersecurity and information security-related projects and initiatives and related progress, the integration and alignment of such strategy with the Company’s overall business and strategy, and trends that may affect such strategy or operations.

Team leads from various departments of the Company have been identified under this Policy to report to the Company’s Chief Financial Officer and oversee the strategy of the Company. While these named leaders will oversee the strategy pursuant to this Policy, cybersecurity is the responsibility of all business stakeholders and requires the cooperation and compliance of all personnel.

All employees shall exercise professional judgement in using computing devices and network resources connected to the cyberspace. All information, physical and intellectual properties stored on electric and computing devices or existing within the cyberspace remain the sole property of the Company. Therefore, employees must neither access nor share confidential and proprietary information prior to receiving consent from management or the Company’s directors and officers.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

The audit committee of our board of directors will oversee this Policy and will be responsible for the implementation of the Company’s oversight, programs, procedures, and policies related to cybersecurity, cybersecurity risks, information security, and data privacy.

Cybersecurity Risk Management Processes Integrated [Text Block]

The audit committee of our board of directors will oversee this Policy and will be responsible for the implementation of the Company’s oversight, programs, procedures, and policies related to cybersecurity, cybersecurity risks, information security, and data privacy.

Management shall report to the audit committee on the Company’s and its subsidiaries’ strategy, risks, metrics and operations relating to cybersecurity and information security matters, including significant cybersecurity and information security-related projects and initiatives and related progress, the integration and alignment of such strategy with the Company’s overall business and strategy, and trends that may affect such strategy or operations.

Team leads from various departments of the Company have been identified under this Policy to report to the Company’s Chief Financial Officer and oversee the strategy of the Company. While these named leaders will oversee the strategy pursuant to this Policy, cybersecurity is the responsibility of all business stakeholders and requires the cooperation and compliance of all personnel.

All employees shall exercise professional judgement in using computing devices and network resources connected to the cyberspace. All information, physical and intellectual properties stored on electric and computing devices or existing within the cyberspace remain the sole property of the Company. Therefore, employees must neither access nor share confidential and proprietary information prior to receiving consent from management or the Company’s directors and officers.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Role of Management [Text Block]

Team leads from various departments of the Company have been identified under this Policy to report to the Company’s Chief Financial Officer and oversee the strategy of the Company. While these named leaders will oversee the strategy pursuant to this Policy, cybersecurity is the responsibility of all business stakeholders and requires the cooperation and compliance of all personnel.